Warrants, Details of Predecessor Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Aug. 03, 2022	Jan. 31, 2023
Class of Warrant or Right [Line Items]
Converted to Warrants to Purchase ZeroFox Holdings, Inc. Common Stock	860,065
Shares of ZeroFox Holdings, Inc. Common Stock following Net Exercise	784,907	784,907
Series A Warrants [Member]
Class of Warrant or Right [Line Items]
Predecessor Warrants Outstanding on August 3, 2022	$ 124,903
Converted to Warrants to Purchase ZeroFox Holdings, Inc. Common Stock	71,514
Exercise price of the warrant	$ 2.24	$ 0.6405
Shares of ZeroFox Holdings, Inc. Common Stock following Net Exercise	66,068
Series B Warrants [Member]
Class of Warrant or Right [Line Items]
Predecessor Warrants Outstanding on August 3, 2022	$ 146,341
Converted to Warrants to Purchase ZeroFox Holdings, Inc. Common Stock	83,788
Exercise price of the warrant	$ 2.87	0.822
Shares of ZeroFox Holdings, Inc. Common Stock following Net Exercise	75,585
Common Warrants [Member]
Class of Warrant or Right [Line Items]
Predecessor Warrants Outstanding on August 3, 2022	$ 1,924,790
Converted to Warrants to Purchase ZeroFox Holdings, Inc. Common Stock	551,022
Exercise price of the warrant	$ 0.7	0.2
Shares of ZeroFox Holdings, Inc. Common Stock following Net Exercise	524,236
Series E Warrants [Member]
Class of Warrant or Right [Line Items]
Predecessor Warrants Outstanding on August 3, 2022	$ 268,521
Converted to Warrants to Purchase ZeroFox Holdings, Inc. Common Stock	153,741
Exercise price of the warrant	$ 6.5	$ 1.86205
Shares of ZeroFox Holdings, Inc. Common Stock following Net Exercise	119,018